Rights of use asset and lease liability - Right of use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Rights of use asset and lease liability
Balance	$ 380
Additions	1,124	$ 482
Amortisation	(274)	(102)
Effect of movement in foreign exchange rates	3
Balance	$ 1,233	$ 380